Accounts receivable: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable:
Customer trade receivable	$ 39,754	$ 43,181
Government funding receivable	541	582
Due from joint venture (note 21)	2,127	416
Other receivables	1,916	7,528
Income taxes receivable	172
Allowance for doubtful accounts	(321)	(785)
Accounts receivable, net	$ 44,189	$ 50,922